SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Advances to Suppliers and Advances for Purchase of Property, Plant and Equipment and Intangible Assets) (Details) - USD ($)			12 Months Ended
	Apr. 01, 2018	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Advances to suppliers-current			$ 143,482	$ 248,130
Advances to suppliers-Noncurrent			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		3,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,300,000		700,000	5,300,000	830,000
Prepaid Expense, Noncurrent			$ 767,276	$ 688,324